INTANGIBLE ASSETS	12 Months Ended
Jan. 01, 2022
Intangible Assets
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

The following provides a breakdown of intangible assets as of:

	January 1, 2022
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,553	2,497	21,725	33,775
Accumulated amortization	(4,969)	(2,497)	(12,660)	(20,126)
Intangible assets, net	$4,584	0	9,065	13,649

	January 2, 2021
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,582	2,500	21,810	33,892
Accumulated amortization	(4,283)	(2,440)	(11,152)	(17,875)
Intangible assets, net	$5,299	60	10,658	16,017

On September 24, 2020, the Company entered into an Asset Purchase Agreement with firstPRO Recruitment, LLC, pursuant to which the Company sold to firstPRO Recruitment, LLC. substantially all of the Staffing 360 Georgia, LLC assets used in or related to the operation or conduct of its professional staffing and recruiting business. As a result of the sale, the Company wrote off gross intangibles of $2,660 and accumulated amortization of $1,352.

As of January 1, 2022, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal year ended December	Amount
2022	2,243
2023	2,243
2024	2,243
2025	2,173
2026	2,018
Thereafter	2,729
Total	$13,649

Amortization of intangible assets for the period ended Fiscal 2021 and Fiscal 2020 was $2,312 and $2,523, respectively. The weighted average useful life remaining of intangible assets remaining is 6 years.